Bank Loans and Other Borrowings (Details) - Schedule of Aggregate Outstanding Principal Amount - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	$ 40,000,000	$ 40,000,000
April 7, 2025 [Member]
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	6,400,000	6,400,000
July 7, 2025 [Member]
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	6,400,000	6,400,000
October 7, 2025 [Member]
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	6,400,000	6,400,000
January 7, 2026 [Member]
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	6,400,000	6,400,000
April 7, 2026 [Member]
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	6,400,000	6,400,000
July 7, 2026 [Member]
Schedule of Aggregate Outstanding Principal Amount [Line Items]
Repayment Instalment	$ 8,000,000	$ 8,000,000